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                            1st SOURCE MONOGRAM FUNDS

                    Supplement Dated February 28, 2003 to the
                         Prospectus dated August 1, 2002


The following information replaces the disclosure in the Prospectus on Pages 28 and 29 under the heading "Portfolio Managers":

The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of the Funds' portfolios:

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
INCOME EQUITY FUND             Mr. Shive serves as Vice President and an Investment Officer of the
RALPH SHIVE                    Advisor and joined 1st Source Bank in September 1989. Mr. Shive has worked as an analyst and portfolio manager for over twenty years after receiving his BBA from Southern Methodist University. Mr. Shive is also a Chartered Financial Analyst.


DIVERSIFIED EQUITY FUND        Mr. Carey serves as Vice President and is a Portfolio Manager with the
KEVIN CAREY                    Advisor and joined 1st Source Bank in June 1998. From January 1993 to June 1998, Mr. Carey served as a portfolio manager and trust officer with KeyCorp. From August 1988 to January 1993, Mr. Carey worked as a portfolio manager with First Union Corporation.


INCOME FUND                    Mr. Gifford serves as Vice President and is a Portfolio Manager with the
PAUL GIFFORD                   Advisor and joined 1st Source Bank in April 2000. From December
                               1990 to April 2000, Mr. Gifford served as Assistant Vice President,
                               Portfolio Manager and Product Manager with Bremer Trust, N.A. Mr.
                               Gifford is also a Chartered Financial Analyst.


SPECIAL EQUITY FUND            The Special Equity Fund is managed by a team of investment professionals who are employed by the Advisor. The team is responsible for the day-to-day management of the Fund's portfolio.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.